Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases	Leases
The Company leases real estate for office space under operating leases. On December 21, 2023, we signed an agreement to sublease a portion of our corporate headquarters office space in Alpharetta, Georgia. The sublease commenced in March 2024. During the year ended December 31, 2022, we entered into a real estate lease for office space in New York, New York, that commenced on January 31, 2022. The lease has a term of 76 months and the total fixed lease payments over the term of the lease are $7.3 million. On April 25, 2022, we signed a lease agreement for call center office space in Alpharetta, Georgia. On May 12, 2022, we executed our option to lease additional space for the Alpharetta call center. The call center lease commenced on June 3, 2022. The lease has a term of 47 months and total fixed lease payments over the term of the lease are $5.9 million. We consider a lease to have commenced on the date when we are granted access to the leased asset. Several of these leases include escalation clauses for adjusting rentals. As of December 31, 2024 and December 31, 2023, we did not have any active finance leases.
Our real estate leases have remaining lease terms as of December 31, 2024 ranging from 16 months to 93 months, with two of our leases containing an option to extend the term for a period of 5 years exercisable by us, which we are not reasonably certain of exercising at commencement. None of our leases contain an option to terminate the lease without cause at the option of either party during the lease term.
Certain of our real estate leasing agreements include terms requiring us to reimburse the lessor for our share of real estate taxes, insurance, operating costs and utilities which we account for as variable lease costs when incurred since we have elected not to separate lease and non-lease components, and hence are not included in the measurement of lease liability. There are no restrictions or covenants imposed by any of the leases, and none of our leases contain material residual value guarantees.
The discount rates for all of our leases are based on our estimated incremental borrowing rate since the rates implicit in the leases were not determinable. Our incremental borrowing rate is based on management’s estimate of the rate of interest we would have to pay to borrow on a fully collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment.
We have elected the practical expedient under which lease components would not be separated from the non-lease components for all our classes of underlying assets. Accordingly, each lease component and the non-lease components related to the lease component are accounted for as a single lease component. The components of total lease expense are as follows (in thousands):

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Operating lease cost	$2,407	$3,831	$3,108
Short-term lease cost	59	73	13
Variable lease cost	—	—	—
Total lease cost	$2,466	$3,904	$3,121
The short-term lease cost disclosed in the table above reflects our ongoing short-term lease commitments.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Cash flow from operating activities(1)	$3,058	$4,056	$(3,710)
Supplemental non-cash information on lease liabilities arising from obtaining right-of-use assets	$—	$—	$11,006
(1)Our real estate lease for office space in Alpharetta, Georgia required the landlord to reimburse certain expenditures incurred by us towards construction of improvements. The reimbursement was received during the year ended December 31, 2022 and exceeded the payments required to be made pursuant to the lease during the year.
As of December 31, 2024, the weighted average remaining lease term for our operating leases was 65 months, and the weighted average discount rate for our operating leases was 4.2%. As of December 31, 2023, the weighted average remaining lease term for our operating leases was 73 months, and the weighted average discount rate for our operating leases was 4.3%.
The following table shows balance sheet information about our leases:

	Balance sheet classification	December 31, 2024	December 31, 2023
Right-of-use assets	Other assets, noncurrent	$7,946	$9,356
Lease liabilities, current	Other current liabilities	$3,793	$3,508
Lease liabilities, noncurrent	Other liabilities, noncurrent	$16,104	$19,882
See Notes 6 and 7 for information on impairments recorded for certain right-of-use assets.
Future minimum lease payments under non-cancellable leases as of December 31, 2024 were as follows:

For the year ended December 31,
2025	$4,702
2026	3,450
2027	2,947
2028	3,047
2029	3,117
Thereafter	6,156
Total undiscounted lease payments	$23,419
Less: imputed interest	$(3,522)
Total lease liability	$19,897
Current	$3,793
Noncurrent	$16,104

Leases	Leases
The Company leases real estate for office space under operating leases. On December 21, 2023, we signed an agreement to sublease a portion of our corporate headquarters office space in Alpharetta, Georgia. The sublease commenced in March 2024. During the year ended December 31, 2022, we entered into a real estate lease for office space in New York, New York, that commenced on January 31, 2022. The lease has a term of 76 months and the total fixed lease payments over the term of the lease are $7.3 million. On April 25, 2022, we signed a lease agreement for call center office space in Alpharetta, Georgia. On May 12, 2022, we executed our option to lease additional space for the Alpharetta call center. The call center lease commenced on June 3, 2022. The lease has a term of 47 months and total fixed lease payments over the term of the lease are $5.9 million. We consider a lease to have commenced on the date when we are granted access to the leased asset. Several of these leases include escalation clauses for adjusting rentals. As of December 31, 2024 and December 31, 2023, we did not have any active finance leases.
Our real estate leases have remaining lease terms as of December 31, 2024 ranging from 16 months to 93 months, with two of our leases containing an option to extend the term for a period of 5 years exercisable by us, which we are not reasonably certain of exercising at commencement. None of our leases contain an option to terminate the lease without cause at the option of either party during the lease term.
Certain of our real estate leasing agreements include terms requiring us to reimburse the lessor for our share of real estate taxes, insurance, operating costs and utilities which we account for as variable lease costs when incurred since we have elected not to separate lease and non-lease components, and hence are not included in the measurement of lease liability. There are no restrictions or covenants imposed by any of the leases, and none of our leases contain material residual value guarantees.
The discount rates for all of our leases are based on our estimated incremental borrowing rate since the rates implicit in the leases were not determinable. Our incremental borrowing rate is based on management’s estimate of the rate of interest we would have to pay to borrow on a fully collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment.
We have elected the practical expedient under which lease components would not be separated from the non-lease components for all our classes of underlying assets. Accordingly, each lease component and the non-lease components related to the lease component are accounted for as a single lease component. The components of total lease expense are as follows (in thousands):

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Operating lease cost	$2,407	$3,831	$3,108
Short-term lease cost	59	73	13
Variable lease cost	—	—	—
Total lease cost	$2,466	$3,904	$3,121
The short-term lease cost disclosed in the table above reflects our ongoing short-term lease commitments.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Cash flow from operating activities(1)	$3,058	$4,056	$(3,710)
Supplemental non-cash information on lease liabilities arising from obtaining right-of-use assets	$—	$—	$11,006
(1)Our real estate lease for office space in Alpharetta, Georgia required the landlord to reimburse certain expenditures incurred by us towards construction of improvements. The reimbursement was received during the year ended December 31, 2022 and exceeded the payments required to be made pursuant to the lease during the year.
As of December 31, 2024, the weighted average remaining lease term for our operating leases was 65 months, and the weighted average discount rate for our operating leases was 4.2%. As of December 31, 2023, the weighted average remaining lease term for our operating leases was 73 months, and the weighted average discount rate for our operating leases was 4.3%.
The following table shows balance sheet information about our leases:

	Balance sheet classification	December 31, 2024	December 31, 2023
Right-of-use assets	Other assets, noncurrent	$7,946	$9,356
Lease liabilities, current	Other current liabilities	$3,793	$3,508
Lease liabilities, noncurrent	Other liabilities, noncurrent	$16,104	$19,882
See Notes 6 and 7 for information on impairments recorded for certain right-of-use assets.
Future minimum lease payments under non-cancellable leases as of December 31, 2024 were as follows:

For the year ended December 31,
2025	$4,702
2026	3,450
2027	2,947
2028	3,047
2029	3,117
Thereafter	6,156
Total undiscounted lease payments	$23,419
Less: imputed interest	$(3,522)
Total lease liability	$19,897
Current	$3,793
Noncurrent	$16,104